Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Other tax payable	$ 583	$ 319
Customer contract liability, current	392	353
Other current liabilities	160	160
Total other current liabilities	$ 1,135	$ 832